Subsequent Events (Details)		1 Months Ended		12 Months Ended
	Mar. 30, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 04, 2022 USD ($) $ / shares	Feb. 28, 2022 EUR (€)	Jan. 06, 2022 USD ($) $ / shares
Dividend declaration
Dividends payable				$ 0	$ 134,000	$ 128,000
Interest rate swap, notional amount					80,000,000
Gain (loss) on derivatives				2,188,000	(1,303,000)	(121,000)
Repurchase of preferred stock				17,707,000	89,000	$ 0
Interest Rate Swap
Dividend declaration
Interest rate swap, notional amount				$ 300,000,000	$ 244,312,000
Subsequent Event
Dividend declaration
Dividends payable (in USD per share) | $ / shares							$ 0.05
Dividends payable							$ 6,082,000
Subsequent Event | Unsecured bonds | Corporate bond securities
Dividend declaration
Debt instrument, face amount | €								€ 100,000,000
Debt instrument, coupon		2.95%						2.95%
Subsequent Event | Unsecured bonds | Corporate bond securities | Maximum
Dividend declaration
Debt instrument, early redemption, premium payment percentage		1.50%						1.50%
Subsequent Event | Unsecured bonds | Corporate bond securities | Minimum
Dividend declaration
Debt instrument, early redemption, premium payment percentage		0.50%						0.50%
Subsequent Event | Interest Rate Swap, Expiring 2025 and 2026
Dividend declaration
Interest rate swap, notional amount			$ 240,000,000
Gain (loss) on derivatives			8,345,000
Subsequent Event | Interest Rate Swap, Expiring January and February 2024
Dividend declaration
Interest rate swap, notional amount			$ 240,000,000
Fixed interest rate			1.346%
Subsequent Event | Interest Rate Swap
Dividend declaration
Interest rate swap, notional amount		$ 300,000,000
Gain (loss) on derivatives		$ 2,782,000
Subsequent Event | Staloudi
Dividend declaration
Vessel agreed acquisition price			$ 33,800,000
Subsequent Event | Cumulative Preferred Stock
Dividend declaration
Dividends payable (in USD per share) | $ / shares									$ 0.50
Dividends payable									$ 2,746,000
Subsequent Event | Series C Preferred Stock
Dividend declaration
Stock redeemed (in shares) | shares	1,492,554
Redemption price (in USD per share) | $ / shares	$ 25.00
Repurchase of preferred stock	$ 38,400,000